Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Executive Compensation” section in this Proxy Statement.
The Pay Versus Performance Table below discloses the relationship between the compensation actually paid to the executive officers and the Company’s financial performance during the years ended December 31, 2020, 2021, and 2022. The compensation information presented in this table is different from compensation information presented in the Summary Compensation Table above. The differences can largely be attributed to variation in the treatment of stock awards in each of these tables.
•
In accordance with SEC rules, the Stock Awards column in the Summary Compensation Table includes the aggregate grant date fair values of the RSUs granted during 2022, even though the number of RSUs granted was determined based on the 2021 performance of the executive officers.

•
The Pay Versus Performance Table below differs from both the information presented in the CD&A and in the Summary Compensation Table, because it calculates actual compensation based on different methodologies, including the value of outstanding unvested stock awards as of December 31, 2022.

•
The Company does not use any financial performance measures to link compensation actually paid to our named executive officers to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOS(3)	Average Compensation Actually Paid to Non-PEO NEOS(4)	Value of Initial Fixed $100 Investment Based On:		Net income (in thousands) (7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$6,553,203	$3,321,166	$2,714,046	$2,276,316	$85.98	$111.27	($221,863)
2021	$7,918,750	($4,329,821)	$3,598,514	($1,159,253)	$95.91	$124.89	($169,069)
2020	$6,859,135	$21,732,137	$1,897,164	$4,799,840	$240.95	$125.69	($139,700)

(1)
This column represents the amount of total compensation reported for Mr. Shah (our CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$6,553,203	$5,499,980	$2,267,943	$3,321,166
2021	$7,918,750	$6,998,550	($5,250,021)	($4,329,821)
2020	$6,859,135	$5,821,735	$20,694,737	$21,732,137

(a)
This column represents the amount of total compensation reported for Mr. Shah for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,628,713	($193,446)	$0	($1,167,323)	$0	$0	$2,267,943
2021	$2,421,048	($5,571,509)	$0	($2,099,560)	$0	$0	($5,250,021)
2020	$15,734,243	$4,565,155	$0	$395,339	$0	$0	$20,694,737
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Kinnari Patel, John Militello, Carlos Garcia-Parada, Raj Prabhakar, Mayo Pujols; (ii) for 2021, Kinnari Patel, Carlos Garcia-Parada, Jonathan Schwartz and Martin Wilson; and (iii) for 2020, Kinnari Patel, Jonathan Schwartz, Kamran Alam and John Militello.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,714,046	$1,259,740	$822,010	$2,276,316
2021	$3,598,514	$3,882,520	($875,247)	($1,159,253)
2020	$1,897,164	$1,179,573	$4,082,249	$4,799,840

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,256,571	($48,605)	$0	($248,187)	($137,769)	$0	$822,010
2021	$1,034,677	($1,306,729)	$0	($603,195)	$0	$0	($875,247)
2020	$3,468,642	$1,337,810	$0	$88,541	($812,743)	$0	$4,082,249
(5)
This column represents cumulative Company total shareholder return (“TSR”). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is Nasdaq Biotechnology Index.
(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	not included
Named Executive Officers, Footnote [Text Block]
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Kinnari Patel, John Militello, Carlos Garcia-Parada, Raj Prabhakar, Mayo Pujols; (ii) for 2021, Kinnari Patel, Carlos Garcia-Parada, Jonathan Schwartz and Martin Wilson; and (iii) for 2020, Kinnari Patel, Jonathan Schwartz, Kamran Alam and John Militello.

Peer Group Issuers, Footnote [Text Block]
(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 6,553,203	$ 7,918,750	$ 6,859,135
PEO Actually Paid Compensation Amount	$ 3,321,166	(4,329,821)	21,732,137
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$6,553,203	$5,499,980	$2,267,943	$3,321,166
2021	$7,918,750	$6,998,550	($5,250,021)	($4,329,821)
2020	$6,859,135	$5,821,735	$20,694,737	$21,732,137

(a)
This column represents the amount of total compensation reported for Mr. Shah for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,628,713	($193,446)	$0	($1,167,323)	$0	$0	$2,267,943
2021	$2,421,048	($5,571,509)	$0	($2,099,560)	$0	$0	($5,250,021)
2020	$15,734,243	$4,565,155	$0	$395,339	$0	$0	$20,694,737

Non-PEO NEO Average Total Compensation Amount	$ 2,714,046	3,598,514	1,897,164
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,276,316	(1,159,253)	4,799,840
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,714,046	$1,259,740	$822,010	$2,276,316
2021	$3,598,514	$3,882,520	($875,247)	($1,159,253)
2020	$1,897,164	$1,179,573	$4,082,249	$4,799,840

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,256,571	($48,605)	$0	($248,187)	($137,769)	$0	$822,010
2021	$1,034,677	($1,306,729)	$0	($603,195)	$0	$0	($875,247)
2020	$3,468,642	$1,337,810	$0	$88,541	($812,743)	$0	$4,082,249

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship Between Pay and Performance
Using the values reflected in the Pay Versus Performance table, below are graphical representations of the relationship, for the last three fiscal years:
•
between the “Compensation Actually Paid” to the PEO and other NEOs and each of the Company’s (x) Total Shareholder Return, and (y) Total Shareholder Return of the peer group for which disclosure is included in the Pay Versus Performance table;

•	between the Company’s Total Shareholder Return and the Total Shareholder Return of the peer group for which disclosure is included in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationship Between Pay and Performance
Using the values reflected in the Pay Versus Performance table, below are graphical representations of the relationship, for the last three fiscal years:
•	between the average “Compensation Actually Paid” to the PEO and other NEOs and net income; and

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationship Between Pay and Performance
Using the values reflected in the Pay Versus Performance table, below are graphical representations of the relationship, for the last three fiscal years:
•
between the “Compensation Actually Paid” to the PEO and other NEOs and each of the Company’s (x) Total Shareholder Return, and (y) Total Shareholder Return of the peer group for which disclosure is included in the Pay Versus Performance table;

•	between the Company’s Total Shareholder Return and the Total Shareholder Return of the peer group for which disclosure is included in the Pay Versus Performance table.

Tabular List [Table Text Block]
•
The Company does not use any financial performance measures to link compensation actually paid to our named executive officers to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.

Total Shareholder Return Amount	$ 85.98	95.91	240.95
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (221,863,000)	$ (169,069,000)	$ (139,700,000)
PEO Name	Mr. Shah	Mr. Shah	Mr. Shah
PEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,499,980)	$ (6,998,550)	$ (5,821,735)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,267,943	(5,250,021)	20,694,737
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,628,713	2,421,048	15,734,243
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,446)	(5,571,509)	4,565,155
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,167,323)	(2,099,560)	395,339
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,259,740)	(3,882,520)	(1,179,573)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	822,010	(875,247)	4,082,249
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,256,571	1,034,677	3,468,642
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,605)	(1,306,729)	1,337,810
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,187)	(603,195)	88,541
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,769)	0	(812,743)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0